Income Tax (Details 4) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Property and equipment	$ 5,318	$ 8,202	$ 9,057
Intangible assets	18,912	21,257
Debentures	39,867	43,496
Convertible debentures	(8,751)	(12,373)
Deferred Tax Assets [Member]
Statement Line Items [Line Items]
Property and equipment	2,946	2,103
Right-of-use assets, net lease liability	438	388
Intangible assets	10,346	3,205
Debentures	433	595
Convertible debentures	1,679	530
Financing costs	1,496	1,509
Research and development expenditures	1,437	1,437
Other	2,245
Deferred tax assets	$ 21,020	$ 9,767